Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Trade and other current payables [abstract]
Trade creditors	$ 954,033	$ 1,693,885
Accrued research and development expenses	843,419	752,156
Accrued professional fees	187,199	181,378
Other accrued expenses	73,991	79,035
Other payables	10,962	11,720
Total	$ 2,069,604	$ 2,718,174